Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited)

March 31, 2026

	Shares/ Principal	Fair Value
Common Stocks - 98.5%
Aerospace & Defense - 8.4%
Axon Enterprise, Inc. *	5,467	$2,321,780
BWX Technologies, Inc.	404	82,614
Carpenter Technology Corp.	684	269,598
Curtiss-Wright Corp.	335	228,175
FTAI Aviation Ltd.	8,427	2,064,615
General Dynamics Corp.	173	59,377
General Electric Co.	578	164,019
HEICO Corp.	3,563	976,975
HEICO Corp., Class A	9,963	2,103,090
Howmet Aerospace, Inc.	33,756	7,779,408
Karman Holdings, Inc. *	1,834	146,812
Lockheed Martin Corp.	918	554,830
Northrop Grumman Corp.	283	193,074
Rocket Lab Corp. *	39,877	2,560,901
RTX Corp.	2,229	429,974
		19,935,242
Banks - 0.3%
Credicorp Ltd.	1,173	397,858
Mid Penn Bancorp, Inc.	1	32
Popular, Inc.	1,532	205,548
Wells Fargo & Co.	1,232	98,080
		701,518
Beverages - 0.2%
Celsius Holdings, Inc. *	10,031	355,900
Biotechnology - 6.0%
Alnylam Pharmaceuticals, Inc. *	10,744	3,554,867
Apellis Pharmaceuticals, Inc. *	8,105	326,064
Biogen, Inc. *	540	98,998
Caris Life Sciences, Inc. *	11,377	203,421
Exelixis, Inc. *	23,742	1,018,294
Halozyme Therapeutics, Inc. *	6,294	406,781
Incyte Corp. *	2,698	253,936
Insmed, Inc. *	16,073	2,628,257
Ionis Pharmaceuticals, Inc. *	11,382	854,674
Natera, Inc. *	11,639	2,327,684
Neurocrine Biosciences, Inc. *	8,182	1,077,897
PTC Therapeutics, Inc. *	604	41,151
Sarepta Therapeutics, Inc. *	5,498	119,637
TG Therapeutics, Inc. *	5,957	197,892
Ultragenyx Pharmaceutical, Inc. *	13,907	291,352
United Therapeutics Corp. *	743	440,584
Vertex Pharmaceuticals, Inc. *	545	243,364
Viking Therapeutics, Inc. *	3,062	99,637
		14,184,490
Broadline Retail - 1.6%
Amazon.com, Inc. *	2,773	577,533
Coupang, Inc. *	123,966	2,340,478
Etsy, Inc. *	7,398	369,752
MercadoLibre, Inc. *	251	433,984
		3,721,747

	Shares/ Principal	Fair Value

Building Products - 0.5%
AAON, Inc.	3,287	$271,999
Lennox International, Inc.	1,289	598,264
Owens Corning	2,818	304,964
Trane Technologies PLC	125	52,092
		1,227,319
Capital Markets - 5.5%
Ameriprise Financial, Inc.	7,261	3,226,788
Ares Management Corp., Class A	15,494	1,690,395
Blue Owl Capital, Inc.	73,284	669,083
Cboe Global Markets, Inc.	375	105,401
Charles Schwab Corp. (The)	1,778	167,097
Evercore, Inc., Class A	1,001	298,809
Goldman Sachs Group, Inc. (The)	235	198,808
Hamilton Lane, Inc., Class A	1,577	156,754
Houlihan Lokey, Inc.	1,729	248,319
Interactive Brokers Group, Inc., Class A	971	65,125
Jefferies Financial Group, Inc.	7,275	300,239
KKR & Co., Inc.	1,899	175,658
LPL Financial Holdings, Inc.	5,033	1,514,077
Morgan Stanley	6,789	1,117,266
MSCI, Inc.	1,991	1,073,169
Nasdaq, Inc.	1,276	108,320
PJT Partners, Inc., Class A	945	132,035
Robinhood Markets, Inc., Class A *	4,647	322,037
SEI Investments Co.	331	25,974
StepStone Group, Inc., Class A	8,027	383,048
Stifel Financial Corp.	612	45,239
TPG, Inc.	20,104	814,413
XP, Inc., Class A	9,110	173,454
		13,011,508
Chemicals - 0.0%†
Solstice Advanced Materials, Inc.	495	37,699
Commercial Services & Supplies - 1.3%
Copart, Inc. *	5,282	175,362
Rollins, Inc.	19,088	1,019,490
Tetra Tech, Inc.	762	22,952
Veralto Corp.	15,690	1,387,310
Waste Connections, Inc.	2,771	450,121
		3,055,235
Communications Equipment - 0.4%
Lumentum Holdings, Inc. *	684	480,688
Motorola Solutions, Inc.	995	431,800
		912,488
Construction & Engineering - 4.6%
Comfort Systems USA, Inc.	3,290	4,536,877
EMCOR Group, Inc.	1,267	935,439
MasTec, Inc. *	3,543	1,139,925
Quanta Services, Inc.	7,663	4,207,140
		10,819,381

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Construction Materials - 0.0%†
James Hardie Industries PLC *	2,605	$49,339
Vulcan Materials Co.	191	52,009
		101,348
Consumer Finance - 0.4%
Ally Financial, Inc.	9,534	374,019
American Express Co.	919	277,979
OneMain Holdings, Inc.	1,184	63,332
SoFi Technologies, Inc. *	15,668	248,808
		964,138
Consumer Staples Distribution & Retail - 1.3%
Casey's General Stores, Inc.	602	438,172
Dollar General Corp.	1,410	167,409
Performance Food Group Co. *	2,399	205,498
Sprouts Farmers Market, Inc. *	7,679	592,281
Sysco Corp.	21,732	1,550,144
Target Corp.	1,208	146,410
		3,099,914
Distributors - 0.0%†
Pool Corp.	119	24,077

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	3,065	251,728
Duolingo, Inc. *	3,087	304,286
Grand Canyon Education, Inc. *	345	58,660
H&R Block, Inc.	1,873	59,449
Liberty Live Holdings, Inc., Class C *	887	83,476
		757,599
Diversified Telecommunication Services - 0.5%
AST Spacemobile, Inc., Class A *	15,019	1,244,625
Electric Utilities - 0.9%
NRG Energy, Inc.	14,833	2,167,695
Electrical Equipment - 3.8%
Bloom Energy Corp., Class A *	417	56,499
Forgent Power Solutions, Inc., Class A *	9,966	291,705
NuScale Power Corp. *	2,172	23,545
Rockwell Automation, Inc.	1,750	628,040
Vertiv Holdings Co., Class A	31,778	7,962,931
		8,962,720
Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	401	50,666
CDW Corp.	618	74,790
Coherent Corp. *	978	232,970
Crane NXT Co.	593	24,070
Jabil, Inc.	6,279	1,667,891
TTM Technologies, Inc. *	855	83,294
		2,133,681

	Shares/ Principal	Fair Value

Entertainment - 2.4%
Liberty Media Corp.-Liberty Formula One, Class C *	3,263	$277,420
Live Nation Entertainment, Inc. *	6,930	1,056,895
ROBLOX Corp., Class A *	49,286	2,787,616
Roku, Inc. *	4,889	462,597
Spotify Technology SA *	365	176,992
Take-Two Interactive Software, Inc. *	4,374	863,865
Warner Music Group Corp., Class A	1,837	46,917
		5,672,302
Financial Services - 1.5%
Affirm Holdings, Inc. *	10,863	497,743
Block, Inc. *	12,491	751,708
Chime Financial, Inc., Class A *	4,407	82,543
Corpay, Inc. *	3,084	897,413
Fidelity National Information Services, Inc.	4,354	204,246
Remitly Global, Inc. *	3,347	52,448
Rocket Cos., Inc., Class A *	10,202	145,379
Toast, Inc., Class A *	29,493	781,859
Voya Financial, Inc.	2,141	146,273
		3,559,612
Food Products - 0.0%†
Smithfield Foods, Inc.	2,487	69,561
Ground Transportation - 0.2%
XPO, Inc. *	1,944	378,205
Health Care Equipment & Supplies - 3.7%
Boston Scientific Corp. *	9,567	600,329
Dexcom, Inc. *	29,539	1,855,049
Globus Medical, Inc., Class A *	289	24,900
IDEXX Laboratories, Inc. *	6,011	3,377,521
Inspire Medical Systems, Inc. *	3,035	156,545
Insulet Corp. *	5,978	1,254,424
Masimo Corp. *	3,357	597,110
Penumbra, Inc. *	2,450	804,506
		8,670,384
Health Care Providers & Services - 3.4%
Cardinal Health, Inc.	12,567	2,655,533
Cencora, Inc.	11,613	3,648,108
Chemed Corp.	506	191,136
DaVita, Inc. *	678	104,202
Encompass Health Corp.	2,948	285,160
HCA Healthcare, Inc.	504	238,513
McKesson Corp.	480	415,373
Molina Healthcare, Inc. *	1,858	247,671
UnitedHealth Group, Inc.	548	148,283
		7,933,979
Health Care REITs - 0.0%†
Janus Living, Inc., Class A-1 *	2,384	56,191
Health Care Technology - 0.9%
Doximity, Inc., Class A *	11,157	259,958

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Health Care Technology (continued)
Veeva Systems, Inc., Class A *	11,177	$1,963,352
		2,223,310
Hotels, Restaurants & Leisure - 11.5%
Airbnb, Inc., Class A *	595	75,137
Aramark	5,060	205,132
Booking Holdings, Inc.	68	286,302
Brinker International, Inc. *	235	33,551
Carnival Corp.	38,948	1,007,974
Cava Group, Inc. *	5,541	448,267
Chipotle Mexican Grill, Inc. *	25,113	803,867
Churchill Downs, Inc.	1,592	143,009
Darden Restaurants, Inc.	4,371	856,891
Domino's Pizza, Inc.	1,295	464,633
DoorDash, Inc., Class A *	174	26,126
DraftKings, Inc., Class A *	31,034	670,955
Dutch Bros, Inc., Class A *	13,228	670,131
Expedia Group, Inc.	10,139	2,340,994
Flutter Entertainment PLC *	9,320	950,174
Hilton Worldwide Holdings, Inc.	16,579	5,041,342
Las Vegas Sands Corp.	26,246	1,414,135
Norwegian Cruise Line Holdings Ltd. *	14,097	263,614
Planet Fitness, Inc., Class A *	7,574	563,354
Restaurant Brands International, Inc.	14,463	1,068,816
Royal Caribbean Cruises Ltd.	19,301	5,311,249
Texas Roadhouse, Inc.	7,139	1,178,934
Travel + Leisure Co.	4,353	301,184
Viking Holdings Ltd. *	28,681	2,107,480
Wingstop, Inc.	2,258	349,922
Yum! Brands, Inc.	3,450	536,406
		27,119,579
Household Durables - 0.9%
Garmin Ltd.	1,216	282,124
Installed Building Products, Inc.	1,231	326,400
Lennar Corp., Class A	829	71,990
NVR, Inc. *	63	415,159
Somnigroup International, Inc.	11,900	879,648
Taylor Morrison Home Corp. *	2,690	156,666
		2,131,987
Independent Power and Renewable Electricity Producers - 1.7%
Vistra Corp.	25,996	3,907,979
Industrial Conglomerates - 0.6%
3M Co.	10,147	1,473,649
Insurance - 0.7%
American Financial Group, Inc.	1,416	180,837
Hartford Financial Services Group, Inc. (The)	1,405	189,998
Kinsale Capital Group, Inc.	1,005	343,368
Markel Group, Inc. *	184	352,189
MetLife, Inc.	423	29,915

	Shares/ Principal	Fair Value

Insurance (continued)
Reinsurance Group of America, Inc.	132	$26,949
Travelers Cos., Inc. (The)	1,058	308,598
W R Berkley Corp.	1,389	92,063
		1,523,917
Interactive Media & Services - 0.9%
Alphabet, Inc., Class A	610	175,412
Pinterest, Inc., Class A *	21,618	396,474
Reddit, Inc., Class A *	10,166	1,368,852
Snap, Inc., Class A *	35,835	164,841
Trump Media & Technology Group Corp. *	8,452	78,434
		2,184,013
IT Services - 3.1%
Cloudflare, Inc., Class A *	25,917	5,347,714
Gartner, Inc. *	4,282	678,012
Globant SA *	913	42,098
GoDaddy, Inc., Class A *	12,812	1,059,168
MongoDB, Inc. *	353	86,404
Twilio, Inc., Class A *	709	89,206
		7,302,602
Life Sciences Tools & Services - 0.4%
Medpace Holdings, Inc. *	1,616	775,987
Tempus AI, Inc., Class A *	4,855	219,543
		995,530
Machinery - 0.6%
Caterpillar, Inc.	182	128,940
Crane Co.	1,330	227,430
Illinois Tool Works, Inc.	1,314	342,021
Mueller Industries, Inc.	933	103,377
Otis Worldwide Corp.	2,338	180,213
Parker-Hannifin Corp.	405	362,572
RBC Bearings, Inc. *	168	91,244
		1,435,797
Media - 0.7%
DoubleVerify Holdings, Inc. *	10,803	102,629
Fox Corp., Class A	4,872	284,525
Liberty Broadband Corp., Class C *	1,171	58,901
Trade Desk, Inc. (The), Class A *	46,513	1,055,380
Versant Media Group, Inc. *	3,008	111,356
		1,612,791
Metals & Mining - 0.5%
Alcoa Corp.	5,054	335,232
AngloGold Ashanti PLC	1,770	172,327
Freeport-McMoRan, Inc.	10,490	616,602
Newmont Corp.	757	81,945
		1,206,106
Oil, Gas & Consumable Fuels - 3.6%
Cheniere Energy, Inc.	9,467	2,686,356
Marathon Petroleum Corp.	438	106,951
Phillips 66	1,929	351,425

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.	14,913	$3,739,137
Texas Pacific Land Corp.	3,398	1,612,555
Valero Energy Corp.	343	84,748
		8,581,172
Passenger Airlines - 0.2%
Alaska Air Group, Inc. *	3,793	139,507
American Airlines Group, Inc. *	20,619	221,448
		360,955
Personal Care Products - 0.0%†
BellRing Brands, Inc. *	3,835	61,705
Pharmaceuticals - 0.3%
Bristol-Myers Squibb Co.	6,956	421,882
Corcept Therapeutics, Inc. *	5,927	238,917
		660,799
Professional Services - 2.1%
Booz Allen Hamilton Holding Corp.	11,082	864,728
Broadridge Financial Solutions, Inc.	5,271	856,432
Equifax, Inc.	1,518	273,346
ExlService Holdings, Inc. *	25,456	775,135
Jacobs Solutions, Inc.	3,131	398,514
KBR, Inc.	9,975	367,679
Leidos Holdings, Inc.	2,544	395,643
Paylocity Holding Corp. *	2,726	294,517
SS&C Technologies Holdings, Inc.	2,021	136,559
Verisk Analytics, Inc.	3,512	666,402
		5,028,955
Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A *	1,846	250,059
Jones Lang LaSalle, Inc. *	553	168,289
		418,348
Residential REITs - 0.0%†
Mid-America Apartment Communities, Inc.	432	52,756
Semiconductors & Semiconductor Equipment - 3.9%
Advanced Micro Devices, Inc. *	908	184,715
Amkor Technology, Inc.	5,405	243,387
Applied Materials, Inc.	1,707	583,436
Astera Labs, Inc. *	10,487	1,149,375
Broadcom, Inc.	537	166,207
Credo Technology Group Holding Ltd. *	294	27,598
Enphase Energy, Inc. *	6,593	249,281
First Solar, Inc. *	750	147,945
Lam Research Corp.	976	208,532
Lattice Semiconductor Corp. *	7,095	658,132
Marvell Technology, Inc.	1,568	155,310
Micron Technology, Inc.	1,262	426,354
MKS, Inc.	290	66,645
Monolithic Power Systems, Inc.	3,555	3,886,859

	Shares/ Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	2,895	$504,888
Onto Innovation, Inc. *	1,314	269,462
Teradyne, Inc.	509	150,898
		9,079,024
Software - 6.9%
Adobe, Inc. *	1,760	427,821
Appfolio, Inc., Class A *	961	151,665
Atlassian Corp., Class A *	2,903	198,130
Bentley Systems, Inc., Class B	1,085	38,105
Check Point Software Technologies Ltd. *	1,301	185,848
Circle Internet Group, Inc. *	455	43,412
Datadog, Inc., Class A *	25,728	3,037,190
Docusign, Inc. *	8,420	399,192
Dropbox, Inc., Class A *	2,649	60,185
Dynatrace, Inc. *	32,545	1,203,514
Elastic NV *	10,118	505,799
Fair Isaac Corp. *	1,467	1,566,081
Gitlab, Inc., Class A *	8,983	194,392
Guidewire Software, Inc. *	6,709	1,003,398
HubSpot, Inc. *	5,007	1,222,209
Manhattan Associates, Inc. *	7,089	943,688
Microsoft Corp.	2,056	761,069
Pegasystems, Inc.	1,039	44,220
Procore Technologies, Inc. *	7,172	408,804
RingCentral, Inc., Class A	11,125	413,739
Rubrik, Inc., Class A *	7,379	361,350
Salesforce, Inc.	252	47,041
Samsara, Inc., Class A *	25,640	812,532
SentinelOne, Inc., Class A *	18,266	235,266
ServiceNow, Inc. *	1,329	138,947
Synopsys, Inc. *	230	91,190
Tyler Technologies, Inc. *	985	337,244
Unity Software, Inc. *	3,831	84,052
Zscaler, Inc. *	10,221	1,433,904
		16,349,987
Specialized REITs - 0.3%
American Tower Corp.	398	68,687
CubeSmart	8,780	321,787
SBA Communications Corp.	1,250	215,137
		605,611
Specialty Retail - 4.5%
Burlington Stores, Inc. *	4,600	1,496,748
Carvana Co. *	10,747	3,378,642
Chewy, Inc., Class A *	16,130	435,510
Five Below, Inc. *	457	104,415
Gap, Inc. (The)	1,426	34,509
Group 1 Automotive, Inc.	255	84,311
Murphy USA, Inc.	1,664	821,966

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

	Shares/ Principal	Fair Value

Specialty Retail (continued)
O'Reilly Automotive, Inc. *	7,933	$732,295
Ross Stores, Inc.	3,432	743,474
TJX Cos., Inc. (The)	3,379	539,626
Tractor Supply Co.	39,278	1,779,293
Ulta Beauty, Inc. *	171	89,384
Urban Outfitters, Inc. *	1,664	105,414
Valvoline, Inc. *	5,076	170,960
Wayfair, Inc., Class A *	1,864	140,192
Williams-Sonoma, Inc.	297	54,152
		10,710,891
Technology Hardware, Storage & Peripherals - 1.2%
Apple, Inc.	1,426	361,904
Dell Technologies, Inc., Class C	683	112,101
Pure Storage, Inc., Class A *	25,228	1,489,461
SanDisk Corp. *	112	71,158
Seagate Technology Holdings PLC	596	233,489
Super Micro Computer, Inc. *	16,931	385,519
Western Digital Corp.	685	185,286
		2,838,918
Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp. *	10,252	1,026,123
Levi Strauss & Co., Class A	5,619	103,895
Lululemon Athletica, Inc. *	6,059	927,633
On Holding AG, Class A *	12,924	439,674
Tapestry, Inc.	13,671	1,929,115
		4,426,440
Trading Companies & Distributors - 2.7%
Applied Industrial Technologies, Inc.	2,595	688,505
Core & Main, Inc., Class A *	5,772	285,137
Fastenal Co.	44,796	2,078,534
Ferguson Enterprises, Inc.	2,156	502,909
United Rentals, Inc.	282	205,454
WW Grainger, Inc.	2,439	2,660,486
		6,421,025
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	716	150,381
Total Common Stocks
(Cost - $203,114,659)		232,622,785
Rights - 0.0%†
ABIOMED, Inc., CVR, expires 12/31/49	1,883	1,921
Prevail Therapeutics, Inc., CVR, expires 12/31/49	107	53
Total Rights
(Cost - $0)		1,974

	Shares/ Principal	Fair Value
Short-Term Investments - 1.4%
Money Market Funds - 1.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.53%(a) (Cost - $3,231,885)	3,231,885	$3,231,885
Total Short-Term Investments (Cost - $3,231,885)		3,231,885
Total Investments - 99.9%
(Cost - $206,346,544)		$235,856,644
Other Assets Less Liabilities - Net 0.1%		261,560
Total Net Assets - 100.0%		$236,118,204

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2026

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

CVR	-	Contingent Value Rights
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

FUTURES CONTRACTS

	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
LONG FUTURES CONTRACTS
S&P 500 E-Mini Future	Goldman Sachs & Co.	11	6/18/2026	$3,613,912	$(56,332)